DEBT SECURITIES (Details) (Government-sponsored entities, USD $)	Sep. 30, 2012	Sep. 30, 2011
Government-sponsored entities
Amortized cost and estimated fair value of debt securities available for sale
Amortized Cost	$ 21,594,679	$ 14,456,776
Gross Unrealized Gains	4,705	3,245
Gross Unrealized Losses	(4,289)	(2,949)
Estimated Fair Value	$ 21,595,095	$ 14,457,072
Weighted average yield at end of period (as a percent)	0.39%	0.47%